UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06071

                           Scudder Institutional Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Management Fund - Institutional

Cash Management Fund - Institutional (the Fund) invests all of its assets in the Scudder Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio's net assets. At March 31, 2005, the Fund owned approximately 17.2% of the Portfolio's outstanding interests. The Portfolio's Schedule of Investments is set forth below.


Scudder Cash Management Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                           Amount ($)          Value ($)
                                                                     -----------------------------------

Certificates of Deposit and Bank Notes 34.3%
Bank of America NA:
2.77%, 5/3/2005                                                       50,000,000             50,000,000
2.92%, 8/3/2005                                                       50,000,000             50,000,000
Bank of Tokyo-Mitsubishi, 2.78%, 5/3/2005                             70,000,000             70,000,000
Barclays Bank PLC:
2.71%, 4/11/2005                                                      50,000,000             49,999,223
2.83%, 5/3/2005                                                       60,000,000             60,000,266
3.02%, 6/30/2005                                                      15,000,000             14,999,991
BNP Paribas:
2.61%, 4/4/2005                                                      135,000,000            134,997,063
3.02%, 8/22/2005                                                     100,000,000            100,000,000
Calyon, 3.27%, 3/6/2006                                               55,000,000             55,000,000
Credit Suisse First Boston:
2.79%, 4/25/2005                                                     150,000,000            150,000,000
2.81%, 5/3/2005                                                      190,000,000            190,000,000
Depfa Bank PLC:
2.59%, 6/6/2005                                                       50,000,000             50,000,000
2.75%, 5/2/2005                                                       80,000,000             80,000,000
3.22%, 2/6/2006                                                      101,000,000            101,000,000
HBOS Treasury Services PLC, 3.62%, 4/12/2006                          60,000,000             60,000,000
HSH Nordbank AG, 2.58%, 6/7/2005                                      25,000,000             25,000,000
Lloyds TSB Bank PLC:
2.5%, 5/31/2005                                                       20,000,000             19,999,994
2.79%, 4/25/2005                                                     330,000,000            330,000,000
Natexis Banque Populaires, 2.8%, 4/29/2005                           125,000,000            125,000,000
Northern Rock PLC:
3.0%, 6/22/2005                                                       40,000,000             40,000,000
3.0%, 6/24/2005                                                       45,000,000             45,000,000
Rabobank Nederland NV, 2.81%, 5/3/2005                               250,000,000            250,000,000
Societe Generale:
2.755%, 5/3/2005                                                     175,000,000            175,000,000
2.76%, 5/3/2005                                                      175,000,000            175,000,000
2.8%, 5/3/2005                                                        50,000,000             49,999,778
2.96%, 8/8/2005                                                       35,000,000             35,000,618
3.27%, 3/3/2006                                                       86,000,000             86,000,000
Toronto Dominion Bank:
2.15%, 4/15/2005                                                      25,000,000             24,995,309
2.31%, 5/12/2005                                                      50,000,000             49,993,151
2.51%, 5/27/2005                                                      60,000,000             60,000,461
UBS AG:
2.8%, 5/2/2005                                                       350,000,000            350,000,000
2.82%, 5/3/2005                                                      200,000,000            200,000,000
Wells Fargo Bank NA:
2.79%, 4/5/2005                                                      300,000,000            300,000,000
2.79%, 4/25/2005                                                     200,000,000            200,000,000
                                                                                         --------------
Total Certificates of Deposit and Bank Notes (Cost $3,756,985,854)                        3,756,985,854

US Government Sponsored Agencies 4.2%
Federal Home Loan Mortgage Corp.:
2.55%*, 10/7/2005                                                    100,000,000            100,000,000
2.73%*, 11/7/2005                                                     50,000,000             50,000,000
Federal National Mortgage Association:
1.75%, 5/23/2005                                                      66,300,000             66,300,000
2.63%*, 9/7/2006                                                     150,000,000            149,839,908
2.84%*, 12/9/2005                                                     15,000,000             14,993,704
2.87%**, 8/3/2005                                                     50,000,000             49,510,889
3.15%, 2/8/2006                                                       32,000,000             31,879,380
                                                                                         --------------
Total US Government Sponsored Agencies (Cost $462,523,881)                                  462,523,881

Short Term Notes* 22.9%
American Express Centurion Bank, 2.69%, 9/1/2005                      50,000,000             50,007,959
American General Finance Corp., 144A, 2.81%, 1/6/2006                 50,000,000             50,000,000
Banco Bilbao Vizcaya Argentaria NA, 2.85%, 6/1/2005                   60,000,000             59,999,061
Branch Banking & Trust Co., 2.86%, 3/15/2006                         165,000,000            164,956,684
Canadian Imperial Bank of Commerce, 2.79%, 5/31/2005                 100,000,000             99,995,531
CC (USA), Inc., 2.87%, 11/23/2005                                    110,000,000            110,035,713
Citigroup, Inc., 2.64%, 3/20/2006                                    100,000,000            100,163,716
Credit Suisse First Boston, 2.97%, 9/9/2005                           50,000,000             50,004,749
Depfa Bank PLC, 3.0%, 9/15/2005                                       32,000,000             32,000,000
General Electric Capital Corp.:
2.95%, 5/12/2005                                                      25,000,000             25,004,263
3.12%, 9/23/2005                                                     100,000,000            100,165,939
General Electric Co., 2.743%, 10/24/2005                              86,730,000             86,755,929
Greenwich Capital Holdings, Inc.:
2.73%, 12/5/2005                                                      90,000,000             90,000,000
2.731%, 11/14/2005                                                    75,000,000             75,000,000
2.81%, 12/19/2005                                                     50,000,000             50,000,000
Harris Trust & Savings Bank, 2.82%, 2/2/2006                          30,000,000             29,998,738
HSBC Finance Corp.:
2.84%, 3/24/2006                                                      25,000,000             25,000,000
2.92%, 8/18/2005                                                      50,000,000             50,025,233
International Business Machines Corp., 2.72%, 3/18/2006               66,000,000             65,989,551
K2 (USA) LLC, 2.701%, 12/7/2005                                      100,000,000             99,976,027
Lehman Brothers Holdings, Inc., 2.81%, 4/21/2005                     115,000,000            115,000,000
Merrill Lynch & Co., Inc., 2.75%, 1/4/2006                            35,000,000             35,000,000
Morgan Stanley:
2.58%, 7/1/2005                                                       30,000,000             30,000,375
2.71%, 2/3/2006                                                       25,000,000             25,000,000
2.82%, 11/15/2005                                                     25,000,000             25,000,000
2.83%, 4/19/2005                                                      61,000,000             61,000,000
2.83%, 5/24/2005                                                     100,000,000            100,000,000
2.85%, 2/3/2006                                                      100,000,000            100,000,000
National City Bank of Cleveland, 2.6%, 10/31/2005                     50,000,000             49,998,471
Nationwide Building Society, 144A, 2.85%, 1/13/2006                   45,000,000             45,026,502
Northern Rock PLC, 144A, 2.66%, 7/13/2005                             40,000,000             40,003,261
Pfizer, Inc., 144A, 2.706%, 10/7/2005                                 70,000,000             70,000,000
Royal Bank of Scotland PLC, 2.77%, 9/29/2005                          70,000,000             69,985,094
Societe Generale, 2.61%, 5/31/2005                                    50,000,000             49,997,741
SunTrust Bank, Atlanta, 2.77%, 4/1/2005                               60,000,000             60,000,000
Tango Finance Corp., 144A, 2.73%, 2/10/2006                           25,000,000             24,997,894
UniCredito Italiano SpA, 2.828%, 2/28/2006                           150,000,000            149,948,342
Westpac Banking Corp., 2.89%, 9/9/2005                                40,000,000             39,994,707
                                                                                         --------------
Total Short Term Notes (Cost $2,506,031,480)                                              2,506,031,480

Medium Term Notes 0.1%
HSBC Bank PLC, 6.5%, 1/24/2006
(Cost $11,848,265)                                                    11,550,000             11,848,265
                                                                                         --------------
Commercial Paper** 25.1%
Apreco LLC, 2.78%, 4/27/2005                                          30,000,000             29,939,767
Bank of America Corp., 2.62%, 4/26/2005                               75,000,000             74,863,542
British Transco Capital, Inc.:
2.77%, 5/6/2005                                                       32,000,000             31,913,822
2.85%, 5/13/2005                                                      50,000,000             49,833,750
CC (USA), Inc.:
2.63%, 4/25/2005                                                      80,000,000             79,859,734
2.8%, 4/22/2005                                                       35,000,000             34,942,833
CIT Group, Inc.:
2.36%, 4/4/2005                                                       20,000,000             19,996,067
2.62%, 6/17/2005                                                      25,000,000             24,859,903
2.68%, 4/25/2005                                                      25,000,000             24,955,333
Compass Securitization LLC, 2.75%, 4/14/2005                          55,000,000             54,945,382
Falcon Asset Securitization Corp.:
2.80%, 4/26/2005                                                      26,232,000             26,180,993
2.79%, 4/25/2005                                                      51,130,000             51,034,898
Genworth Finance, Inc.:
2.81%, 5/18/2005                                                      20,000,000             19,926,628
2.87%, 5/17/2005                                                      29,750,000             29,640,900
Giro Funding US Corp.:
2.67%, 4/5/2005                                                       25,000,000             24,992,583
2.77%, 4/13/2005                                                      50,000,000             49,953,834
2.81%, 4/21/2005                                                      47,000,000             46,926,628
2.81%, 4/26/2005                                                      50,000,000             49,902,430
2.81%, 4/27/2005                                                      75,000,000             74,847,792
2.87%, 5/31/2005                                                      37,500,000             37,320,625
Goldman Sachs Group, Inc.:
2.8%, 4/7/2005                                                        47,000,000             46,978,067
3.185%, 3/3/2006                                                      30,000,000             29,108,200
Greyhawk Funding LLC:
2.79%, 4/21/2005                                                      70,000,000             69,891,500
2.8%, 4/20/2005                                                       40,000,000             39,940,889
Irish Life and Permanent PLC, 2.43%, 5/16/2005                        40,000,000             39,878,500
Jupiter Securitization Corp.:
2.79%, 4/12/2005                                                      75,119,000             75,054,961
2.79%, 4/15/2005                                                      51,093,000             51,037,564
2.79%, 4/18/2005                                                      86,169,000             86,055,472
2.79%, 4/26/2005                                                      75,327,000             75,181,054
2.8%, 4/21/2005                                                       75,307,000             75,189,856
2.8%, 4/26/2005                                                       36,232,000             36,161,549
K2 (USA) LLC, 2.8%, 4/25/2005                                         40,000,000             39,925,333
Kitty Hawk Funding Corp., 2.65%, 4/27/2005                           122,892,000            122,656,798
Lake Constance Funding LLC, 2.8%, 4/25/2005                           70,000,000             69,869,333
Liberty Street Funding, 2.8%, 4/18/2005                               20,101,000             20,074,422
Mane Funding Corp.:
2.79%, 4/19/2005                                                      88,485,000             88,361,563
2.8%, 4/21/2005                                                      100,000,000             99,844,445
Pfizer, Inc., 2.49%, 4/4/2005                                         20,000,000             19,995,850
Ranger Funding Co., LLC:
2.79%, 4/18/2005                                                      65,000,000             64,914,362
2.8%, 4/20/2005                                                       30,000,000             29,955,667
RWE AG, 2.92%, 8/8/2005                                               20,000,000             19,790,733
Sanofi-Aventis:
2.85%, 5/9/2005                                                        9,490,000              9,461,501
3.00%, 6/13/2005                                                      15,000,000             14,908,750
Santander Central Hispano Finance (Delaware), Inc.,
2.89%, 8/4/2005                                                       90,000,000             89,096,875
SBC Communications, Inc., 2.77%, 4/14/2005                            22,000,000             21,977,994
Scaldis Capital LLC:
2.4%, 5/13/2005                                                       30,370,000             30,284,964
2.56%, 5/27/2005                                                      21,335,000             21,250,039
2.8%, 4/19/2005                                                      100,000,000             99,860,000
2.805%, 4/25/2005                                                    250,000,000            249,532,500
Sheffield Receivables Corp., 2.79%, 4/26/2005                         98,310,000             98,119,524
Swedish National Housing Finance Corp., 2.81%, 4/29/2005              30,000,000             29,934,667
Tango Finance Corp., 2.13%, 4/7/2005                                  46,350,000             46,333,546
                                                                                         --------------
Total Commercial Paper (Cost $2,747,463,922)                                              2,747,463,922

Master Notes 1.0%
Bear Stearns & Co., Inc.:
2.9%*, 12/31/2005                                                     50,000,000             50,000,000
3.03%*, 12/31/2005                                                    60,000,000             60,000,000
                                                                                         --------------
Total Master Notes (Cost $110,000,000)                                                      110,000,000

Funding Agreements 3.0%
GE Capital Assurance Co.:
1.89%*, 9/1/2005                                                      60,000,000             60,000,000
2.62%*, 1/25/2006                                                     75,000,000             75,000,000
ING USA Annuity & Life Insurance Co., 2.78%*, 4/18/2005              100,000,000            100,000,000
New York Life Insurance Co., 3.12%*, 9/20/2005                        60,000,000             60,000,000
Travelers Insurance Co., 1.19%*, 4/1/2005                             30,000,000             30,000,000
                                                                                         --------------
Total Funding Agreements (Cost $325,000,000)                                                325,000,000

Asset Backed 0.4%
Volkswagen Auto Lease Trust, "A1", Series 2005-A,
2.99%, 3/20/2006                                                      33,012,256             33,012,256
World Omni Auto Receivables Trust, "A1", Series 2005-A,
2.78%, 2/12/2006                                                      12,079,363             12,079,363
                                                                                         --------------
Total Asset Backed (Cost $45,091,619)                                                        45,091,619

Promissory Notes 4.0%
Goldman Sachs Group, Inc.:
2.48%*, 10/7/2005                                                    100,000,000            100,000,000
2.63%*, 10/28/2005                                                     9,000,000              9,000,000
2.84%*, 8/10/2005                                                    129,000,000            129,000,000
2.9%*, 5/26/2005                                                     200,000,000            200,000,000
                                                                                         --------------
Total Promissory Notes (Cost $438,000,000)                                                  438,000,000

Time Deposit 5.1%
American Express Centurion Bank, 2.79%, 4/26/2005                    100,000,000            100,000,000
Barclays Bank PLC, 2.844%, 4/1/2005                                  191,435,801            191,435,801
Dexia Bank Belgique, 2.96%, 4/1/2005                                 200,000,000            200,000,000
WestLB AG, 2.96%, 4/1/2005                                            65,000,000             65,000,000
                                                                                         --------------
Total Time Deposit (Cost $556,435,801)                                                      556,435,801

Municipal Investments 0.1%
Texas, State Public Finance Authority Revenue, Unemployment
Compensation, Series B, 2.13%, 12/15/2005
(Cost $14,884,647)                                                    15,000,000             14,884,647
                                                                                         --------------


Repurchase Agreements 0.5%
Bank of America, 2.9%, dated 3/31/2005, to be repurchased
at $22,005,453 on 4/1/2005 (a)                                        22,003,680             22,003,680
Credit Suisse First Boston Corp., 2.65%, dated 3/31/2005,
to be repurchased at $29,503,180 on 4/1/2005 (b)                      29,501,008             29,501,008
State Street Bank and Trust Co., 2.7%, dated 3/31/2005,
to be repurchased at $247,019 on 4/1/2005 (c)                            247,000                247,000
                                                                                         --------------
Total Repurchase Agreements (Cost $51,751,688)                                               51,751,688

                                                                            % of
                                                                          Net Assets           Value ($)

Total Investment Portfolio  (Cost $11,026,017,157)                         100.7         11,026,017,157
Other Assets and Liabilities, Net                                           -0.7            -74,226,455
                                                                                         --------------
Net Assets                                                                 100.0         10,951,790,702
                                                                                         ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:
     Principal                                                                                  Maturity     Collateral
     Amount ($)Security                                                      Rate (%)              Date       Value ($)
-----------------------------------------------------------------------------------------------------------------------
    22,058,510 Federal National Mortgage Association                     4.5-6.0     12/1/2017-2/1/2020     22,150,750
       522,839 Federal Home Loan Mortgage Corp.                             4.50               4/1/2018        513,041
-----------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                      22,663,791

(b) Collateralized by:
                                    Principal                                                  Maturity     Collateral
     Amount ($)Security                                                      Rate (%)              Date       Value ($)
-----------------------------------------------------------------------------------------------------------------------
    37,720,000 US Treasury STRIPs, Principal Only                      Zero Coupon            2/15/2018     20,100,989
    19,290,000 US Treasury STRIPs, Principal Only                      Zero Coupon            8/15/2018      9,992,220
-----------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                      30,093,209

(c) Collateralized by $255,000, Federal Home Loan Mortgage Corp., 2.04% maturing on 2/17/2006 with a value of $252,048.

(d) Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Management Fund - Institutional


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Cash Management Fund - Institutional


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005